Offerings - Offering: 1	Jul. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Amount Registered | shares	350,000
Proposed Maximum Offering Price per Unit	40.52
Maximum Aggregate Offering Price	$ 14,182,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,171.26
Offering Note

(1)

Pursuant to Rule 416(a)-(b) under the Securities Act of 1933, as amended (the “Securities Act”), the number of Common Shares being registered hereunder may be changed from time to time in order to prevent dilution resulting from any stock split, stock dividend or similar transaction. In addition, pursuant to Rule 416(c) under the Securities Act, this Registration Statement covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan described herein.

(2)

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act. The calculation of the proposed maximum offering price of the Common Shares was based on the average of the high and low sales prices for the Common Shares on July 25, 2025, as reported on the New York Stock Exchange.